Segment Reporting (Details) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended
	Jun. 30, 2011 CNY	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jun. 30, 2012 CNY	Dec. 31, 2010 CNY	Jun. 30, 2011 China Seeds [Member] CNY	Jun. 30, 2013 China Seeds [Member] USD ($)	Jun. 30, 2013 China Seeds [Member] CNY	Jun. 30, 2012 China Seeds [Member] CNY	Dec. 31, 2010 China Seeds [Member] CNY	Jun. 30, 2011 International Seeds [Member] CNY	Jun. 30, 2013 International Seeds [Member] USD ($)	Jun. 30, 2013 International Seeds [Member] CNY	Jun. 30, 2012 International Seeds [Member] CNY	Dec. 31, 2010 International Seeds [Member] CNY	Jun. 30, 2011 Agri Services [Member] CNY	Jun. 30, 2013 Agri Services [Member] USD ($)	Jun. 30, 2013 Agri Services [Member] CNY	Jun. 30, 2012 Agri Services [Member] CNY	Dec. 31, 2010 Agri Services [Member] CNY	Jun. 30, 2011 Regional Corporate [Member] CNY	Jun. 30, 2013 Regional Corporate [Member] USD ($)	Jun. 30, 2013 Regional Corporate [Member] CNY	Jun. 30, 2012 Regional Corporate [Member] CNY	Dec. 31, 2010 Regional Corporate [Member] CNY	Jun. 30, 2011 Central Corporate [Member] CNY	Jun. 30, 2013 Central Corporate [Member] USD ($)	Jun. 30, 2013 Central Corporate [Member] CNY	Jun. 30, 2012 Central Corporate [Member] CNY	Dec. 31, 2010 Central Corporate [Member] CNY	Jun. 30, 2011 Total China Seeds [Member] CNY	Jun. 30, 2013 Total China Seeds [Member] USD ($)	Jun. 30, 2013 Total China Seeds [Member] CNY	Jun. 30, 2012 Total China Seeds [Member] CNY	Dec. 31, 2010 Total China Seeds [Member] CNY	Jun. 30, 2011 Total International Seeds [Member] CNY	Jun. 30, 2013 Total International Seeds [Member] USD ($)	Jun. 30, 2013 Total International Seeds [Member] CNY	Jun. 30, 2012 Total International Seeds [Member] CNY	Dec. 31, 2010 Total International Seeds [Member] CNY
Revenue	1,026,168 [1]	$ 960,661	5,895,962	6,918,807	29,022	60,829	$ 17,008	104,382	52,772	29,022	353,034	$ 348,768	2,140,530	2,235,571	0	612,305	$ 594,885	3,651,050	4,630,464	0
Operating income (loss)	(31,091)	(184,184)	(1,130,412)	142,507	(87,108)	19,758	605	3,714	1,717	5,158	7,807	17,117	105,055	127,798	0	21,297	34,071	209,103	228,313	0	(29,128)	(26,061)	(159,946)	(143,872)	0	(50,824)	(7,805)	(47,898)	(71,449)	(92,266)	19,758	(57,655)	(353,852)	1,717	5,158	7,807	(126,734)	(777,819)	127,798	0
Goodwill impairment loss	0	143,903	883,192	0	0	0	(52)	(318)	0	0	0	(143,851)	(882,874)	0	0
Impairment loss of land use rights and non-current prepayments	0	58,208	357,248	0	0	0	(58,208)	(357,248)	0	0
Depreciation and amortization	18,564	8,498	52,155	63,064	27,988	2,831	662	4,066	1,162	5,408	1,080	2,862	17,566	18,530	0	3,284	2,063	12,663	11,793	0	2,284	1,435	8,806	12,482	0	9,085	1,476	9,054	19,297	22,580
Expenditure for additions to long lived assets	18,260	8,389	51,486	79,462	568	12,235	1,965	12,057	13,501	473	1,482	2,701	16,575	54,018	0	1,203	1,918	11,774	13,711	0	3,288	1,775	10,895	(2,065)	0	52	30	185	297	95
Total assets	8,044,125	596,550	3,661,256	5,231,595		107,222	41,162	252,623	182,935		2,149,864	249,308	1,530,102	2,036,031		885,140	173,510	1,064,898	994,918		3,011,052	66,218	406,405	299,134		1,890,847	66,352	407,228	1,718,577
Total liabilities	5,399,042	$ 393,447	2,414,732	2,648,491		58,194	$ 26,576	163,105	108,363		1,204,116	$ 116,275	713,622	1,049,835		922,367	$ 89,690	550,465	843,806		2,425,367	$ 84,961	521,436	198,717		788,998	$ 75,945	466,104	447,770

[1]	Revenue from countries other than China represents only two months results as a result of PGW acquisition.